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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 1999

Check here if Amendment [X]; Amendment Number:  2

This Amendment (Check only one.):   [ ] is a restatement.

                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Wells Fargo & Company

Address:          420 Montgomery Street

                  San Francisco, CA  94163

Form 13F File Number:  28-165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Kaukol

Title:            Senior Counsel

Phone:            (303) 899-5802

Signature, Place, and Date of Signing:

   /s/ Robert J. Kaukol             Denver, CO            October 19, 1999
------------------------------- ---------------------  -----------------------
[Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-6334                        Norwest Bank Arizona, N.A.
28-714                         Norwest Bank Colorado, N.A.
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28-2873                        Norwest Bank Indiana, N.A.
28-972                         Norwest Bank Iowa, N.A.
28-166                         Norwest Bank Minnesota, N.A.
28-2355                        Norwest Bank Minnesota North, N.A.
28-4966                        Norwest Bank Montana, N.A.
28-177                         Norwest Bank Nebraska, N.A.
28-5532                        Norwest Bank South Dakota, N.A.
28-4962                        Norwest Bank Texas, N.A.
28-3186                        Norwest Bank Wisconsin, N.A.
28-7862                        Norwest Investment Advisors, Inc.
28-1523                        Peregrine Capital Management, Inc.
                               Wells Capital Management, Inc.
28-1341                        Wells Fargo Bank, N.A.


                                      -2-
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       12

Form 13F Information Table Entry Total:  1,419

Form 13F Information Table Value Total:  $300,609,458
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number            Name
1.                                        Centurion Insurance Company
2.                                        Foothill Capital Corporation
3.                                        The Foothill Group
4.                                        Norwest Bank Illinois, N.A.
5.                                        Norwest Bank Minnesota Southwest, N.A.
6.                                        Norwest Bank Minnesota West, N.A.
7.                                        Norwest Bank Nevada, N.A.
8.                                        Norwest Bank New Mexico, N.A.
9.                                        Norwest Bank North Dakota, N.A.
10.                                       Norwest Bank El Paso, N.A.
11.                                       Norwest Bank Wyoming, N.A.
12.                                       Norwest Equity Capital, L.L.C.


                                      -3-
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NORWEST BANK NEVADA, N.A.
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
FORM 13F INFORMATION TABLE
                                   TITLE                     VALUE       SHARES/   SH/ PUT/  INVSTMT OTHER     VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS        CUSIP    (X $1000)  PRN AMOUNT  PRN CALL  DISCRTN MANAGERS  SOLE    SHARED   NONE
  SECURITY NAME                    SUBCLASS
  AT&T CORP                        COMMON STOCK    001957109     162         2034 SH           SOLE            2034
  AT&T CORP                        COMMON STOCK    001957109      80         1000 SH           OTHER           1000
  AT&T CORP                        COMMON STOCK    001957109     287         3600 SH           DEF/OTH         3600
  ABBOTT LABORATORIES              COMMON STOCK    002824100     431         9200 SH           DEF/OTH         9200
  ALBANY INTERNATIONAL CORP        COMMON STOCK    012348108    3176       169385 SH           OTHER           169385
  ALBANY INTERNATIONAL CORP        COMMON STOCK    012348108   18795      1002409 SH           DEF/OTH         1002409
  ALLSTATE CORP                    COMMON STOCK    020002101     156         4196 SH           OTHER           4196
  ALLSTATE CORP                    COMMON STOCK    020002101     545        14714 SH           DEF/OTH         14714
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107     104         1600 SH           SOLE            1600
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107      95         1450 SH           OTHER           1450
  AMERICAN HOME PRODUCTS CORP      COMMON STOCK    026609107    1840        28200 SH           DEF/OTH         28200
  AMERICAN INTERNATIONAL GROUP INC COMMON STOCK    026874107      41          337 SH           SOLE            337
  AMERICAN INTERNATIONAL GROUP INC COMMON STOCK    026874107     787         6524 SH           DEF/OTH         6524
  ANHEUSER BUSCH COS               COMMON STOCK    035229103    2010        26400 SH           DEF/OTH         26400
  ARCHER DANIELS MIDLAND           COMMON STOCK    039483102     167        11387 SH           DEF/OTH         11387
  BP AMOCO                         FOREIGN STOCK   055622104     257         2546 SH           OTHER           2546
  BP AMOCO                         FOREIGN STOCK   055622104      94          926 SH           DEF/OTH         926
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108      26          400 SH           SOLE            400
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108     308         4800 SH           OTHER           4800
  BRISTOL MYERS SQUIBB CO          COMMON STOCK    110122108    1808        28200 SH           DEF/OTH         28200
  CNA FINANCIAL                    COMMON STOCK    126117100     233         6000 SH           DEF/OTH         6000
  CISCO SYSTEMS INC                COMMON STOCK    17275R102     164         1500 SH           SOLE            1500
  CISCO SYSTEMS INC                COMMON STOCK    17275R102     123         1125 SH           DEF/OTH         1125
  COCA COLA CO                     COMMON STOCK    191216100     783        12750 SH           OTHER           12750
  COCA COLA CO                     COMMON STOCK    191216100    5640        91900 SH           DEF/OTH         91900
  CORNING INCORPORATED             COMMON STOCK    219350105     309         5150 SH           DEF/OTH         5150
  DAYTON HUDSON CORP               COMMON STOCK    239753106      60          900 SH           SOLE            900
  DAYTON HUDSON CORP               COMMON STOCK    239753106     360         5400 SH           DEF/OTH         5400
  WALT DISNEY                      COMMON STOCK    254687106      12          400 SH           SOLE            400
  WALT DISNEY                      COMMON STOCK    254687106      22          700 SH           OTHER           700
  WALT DISNEY                      COMMON STOCK    254687106     999        32100 SH           DEF/OTH         32100
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109     138         2375 SH           SOLE            2375
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109      60         1025 SH           OTHER           1025
  DU PONT E I DE NEMOURS & CO      COMMON STOCK    263534109     232         4000 SH           DEF/OTH         4000
  EMERSON ELECTRIC CO              COMMON STOCK    291011104      58         1100 SH           SOLE            1100
  EMERSON ELECTRIC CO              COMMON STOCK    291011104      11          200 SH           OTHER           200
  EMERSON ELECTRIC CO              COMMON STOCK    291011104     177         3350 SH           DEF/OTH         3350
  EXXON CORP                       COMMON STOCK    302290101      21          300 SH           SOLE            300
  EXXON CORP                       COMMON STOCK    302290101     154         2182 SH           OTHER           2182
  EXXON CORP                       COMMON STOCK    302290101      71         1000 SH           DEF/OTH         1000
  FIFTH THIRD BANCORP              COMMON STOCK    316773100     252         3825 SH           DEF/OTH         3825
  GENERAL ELECTRIC CO              COMMON STOCK    369604103     158         1425 SH           SOLE            1425
  GENERAL ELECTRIC CO              COMMON STOCK    369604103     711         6425 SH           OTHER           6425
  GENERAL ELECTRIC CO              COMMON STOCK    369604103    2412        21800 SH           DEF/OTH         21800
  GILLETTE CO                      COMMON STOCK    375766102     241         4063 SH           SOLE            4063
  GILLETTE CO                      COMMON STOCK    375766102     187         3150 SH           DEF/OTH         3150
  HEWLETT PACKARD CO               COMMON STOCK    428236103      78         1150 SH           SOLE            1150
  HEWLETT PACKARD CO               COMMON STOCK    428236103      14          200 SH           OTHER           200
  HEWLETT PACKARD CO               COMMON STOCK    428236103     271         4000 SH           DEF/OTH         4000
  HOME DEPOT INC                   COMMON STOCK    437076102     149         2400 SH           SOLE            2400
  HOME DEPOT INC                   COMMON STOCK    437076102      84         1350 SH           OTHER           1350
  INTEL CORP                       COMMON STOCK    458140100     166         1400 SH           SOLE            1400
  INTEL CORP                       COMMON STOCK    458140100     119         1000 SH           OTHER           1000
  INTEL CORP                       COMMON STOCK    458140100    1046         8800 SH           DEF/OTH         8800
  JOHNSON & JOHNSON                COMMON STOCK    478160104     262         2800 SH           OTHER           2800
  JOHNSON & JOHNSON                COMMON STOCK    478160104     299         3200 SH           DEF/OTH         3200
  KIMBERLY CLARK CORP              COMMON STOCK    494368103       8          175 SH           OTHER           175
  KIMBERLY CLARK CORP              COMMON STOCK    494368103     369         7700 SH           DEF/OTH         7700
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107      62          570 SH           SOLE            570
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107     144         1336 SH           OTHER           1336
  LUCENT TECHNOLOGIES INC          COMMON STOCK    549463107     252         2330 SH           DEF/OTH         2330
  MCDONALDS CORP                   COMMON STOCK    580135101      36          800 SH           SOLE            800
  MCDONALDS CORP                   COMMON STOCK    580135101      16          350 SH           OTHER           350
  MCDONALDS CORP                   COMMON STOCK    580135101    1325        29250 SH           DEF/OTH         29250
  MEDTRONIC INC                    COMMON STOCK    585055106      32          450 SH           SOLE            450
  MEDTRONIC INC                    COMMON STOCK    585055106     431         6000 SH           DEF/OTH         6000
  MERCK & CO                       COMMON STOCK    589331107     260         3250 SH           SOLE            3250
  MERCK & CO                       COMMON STOCK    589331107     489         6100 SH           OTHER           6100
  MERCK & CO                       COMMON STOCK    589331107    2780        34700 SH           DEF/OTH         34700
  MEREDITH CORPORATION             COMMON STOCK    589433101   15483       492496 SH           SOLE            492496
  MEREDITH CORPORATION             COMMON STOCK    589433101    5199       165378 SH           OTHER           165378
  MICROSOFT CORP                   COMMON STOCK    594918104      36          400 SH           SOLE            400
  MICROSOFT CORP                   COMMON STOCK    594918104     502         5600 SH           DEF/OTH         5600
  PFIZER INC                       COMMON STOCK    717081103     708         5100 SH           DEF/OTH         5100
  PIONEER HI BRED INTL INC         COMMON STOCK    723686101     327         8700 SH           DEF/OTH         8700
  PROCTER & GAMBLE CO              COMMON STOCK    742718109     127         1300 SH           SOLE            1300
  PROCTER & GAMBLE CO              COMMON STOCK    742718109     353         3600 SH           DEF/OTH         3600
  SBC COMMUNICATIONS INC           COMMON STOCK    78387G103     232         4926 SH           OTHER           4926
  SBC COMMUNICATIONS INC           COMMON STOCK    78387G103     444         9400 SH           DEF/OTH         9400
  SARA LEE                         COMMON STOCK    803111103      20          800 SH           SOLE            800
  SARA LEE                         COMMON STOCK    803111103     134         5400 SH           OTHER           5400
  SARA LEE                         COMMON STOCK    803111103    3307       133600 SH           DEF/OTH         133600
  SCHLUMBERGER LTD                 COMMON STOCK    806857108      66         1100 SH           SOLE            1100
  SCHLUMBERGER LTD                 COMMON STOCK    806857108      12          200 SH           OTHER           200
  SCHLUMBERGER LTD                 COMMON STOCK    806857108     181         3000 SH           DEF/OTH         3000
  SEARS ROEBUCK & CO               COMMON STOCK    812387108      27          600 SH           SOLE            600
  SEARS ROEBUCK & CO               COMMON STOCK    812387108      56         1240 SH           OTHER           1240
  SEARS ROEBUCK & CO               COMMON STOCK    812387108     359         7939 SH           DEF/OTH         7939
  STATE STREET CORP                COMMON STOCK    857477103     136         1650 SH           SOLE            1650
  STATE STREET CORP                COMMON STOCK    857477103     378         4600 SH           DEF/OTH         4600
  WAL MART STORES INC              COMMON STOCK    931142103     120         1300 SH           SOLE            1300
  WAL MART STORES INC              COMMON STOCK    931142103     129         1400 SH           OTHER           1400
  WALGREEN CO                      COMMON STOCK    931422109      57         2000 SH           SOLE            2000
  WALGREEN CO                      COMMON STOCK    931422109     305        10800 SH           DEF/OTH         10800
  WELLS FARGO COMPANY              COMMON STOCK    949746101      35         1000 SH           SOLE            1000
  WELLS FARGO COMPANY              COMMON STOCK    949746101      79         2244 SH           OTHER           2244
  WELLS FARGO COMPANY              COMMON STOCK    949746101     417        11881 SH           DEF/OTH         11881
  NORWEST ADVANTAGE FDS VALUGROWTH MUTUAL FUNDS -  980006MF4     787        36310 SH           SOLE            36310
  NORWEST ADVANTAGE FDS VALUGROWTH MUTUAL FUNDS -  980006MF4     279        12885 SH           OTHER           12885
  NORWEST ADVANTAGE FDS INCOME     MUTUAL FUNDS -  980062MF7      81         1828 SH           SOLE            1828
  NORWEST ADVANTAGE FDS INCOME     MUTUAL FUNDS -  980062MF7     156         3526 SH           OTHER           3526

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